Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2024
Entity File Number	001-35816
Entity Registrant Name	Atlas Financial Holdings, Inc.
Entity Central Index Key	0001539894
Entity Tax Identification Number	27-5466079
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	953 American Lane
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	847
Local Phone Number	472-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false